Other income/expenses	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Other income/expenses
25.	Other income/expenses

25.1	Administrative and other operating expenses

General, administrative and other operating expenses are comprised of the following:

	2017	2016	2015
Wages, salaries and social security costs	7,769	11,654	9,382
Provision for legal claims, net	1,995	59	996
Office expenses	1,211	1,397	1,333
Audit and consulting services	631	569	570
Depreciation	605	716	690
Social expenses	406	452	387
Fines and penalties related to business contracts	303	487	236
Consumables	276	411	437
Banking charges and services	271	268	168
Rent	165	259	259
Business trips	132	136	165
Write off of accounts receivable	109	113	247
Loss from disposal of property, plant and equipment	34	57	806
Other	1,683	2,213	1,624

Total	15,590	18,791	17,300

25.2	Employee benefits expense

Employee benefits expenses are comprised of the following:

	2017	2016	2015
Included in cost of sales
Wages and salaries	20,591	19,806	19,867
Social security costs	6,438	5,909	6,181
Post-employment benefits	142	126	157

Included in selling and distribution expenses
Wages and salaries	3,686	4,029	3,966
Social security costs	973	1,015	1,024
Post-employment benefits	0	—	—

Included in administrative and other operating expenses
Wages and salaries	6,259	9,510	7,631
Social security costs	1,510	2,144	1,751

Total	39,599	42,539	40,577

25.3	Other operating income

Other operating income is comprised of the following:

	2017	2016	2015
Subsidies received from the governmental authorities as a compensation for operating activities (energy tariffs)	496	—	—
Income from fines and penalties related to business contracts	307	248	—
Gain from sales of scrap materials	226	190	184
Curtailment and remeasurement of pension obligations	175	392	142
Revision in estimated cash flows of rehabilitation provision	0	375	47
Insurance compensation	0	153	—
Other operating income	183	495	—

Total	1,387	1,853	373

In 2017, the Group recognized gain on remeasurement of pension obligations because of changing in the actuarial assumptions, fluctuation in payment amounts from year to year, adjustment in the financial support amount per one pensioner. In 2016, the Group recognized curtailment gain on cancellation of the certain pension programs for workers of Yakutugol, Mechel-Remservice OOO.

Revision in estimated cash flows of rehabilitation provision relates primarily to changes in the discount rate, in the planned volumes of works and change in costs of rehabilitation expenses.

25.4	Finance income

Finance income is comprised of the following:

	2017	2016	2015
Waiving of fines and penalties on loans and finance leases	264	992	—
Interest income from investments	158	177	134
Remeasurement of fair value of financial instruments (Note 11.5)	197	—	—
Income from the discounting of financial instruments	14	7	49

Total	633	1,176	183

Waiving of fines and penalties on loans and finance leases were recognised due to the debt restructuring primarily with Sberbank.

25.5	Finance costs

Finance costs are comprised of the following:

	2017	2016	2015
Interest on loans and borrowings	(40,298)	(44,164)	(38,664)
Fines and penalties on overdue loans and borrowing payments and overdue interest payments	(1,086)	(5,538)	(18,525)
Finance charges payable under finance leases	(1,230)	(1,500)	(1,673)
Fines and penalties on overdue finance leases	(75)	(475)	(642)

Total finance costs related to loans, borrowings and finance leases	(42,689)	(51,677)	(59,504)
Interest expenses under pension liabilities	(314)	(368)	(400)
Expenses related to discounting of financial instruments	(4,179)	(1,956)	(175)
Remeasurement of fair value of financial instruments(Note 11.5)	(117)	—	—
Unwinding of discount on provisions	(311)	(239)	(373)

Total	(47,610)	(54,240)	(60,452)

The interest on loans and borrowings includes fines and penalties on overdue loans and borrowing payments and overdue interest payments of RUB 1,086 million, RUB 5,538 million and RUB 18,525 million for 2017, 2016 and 2015, respectively. The finance charges payable under finance leases include fines and penalties on overdue finance lease payments of RUB 75 million, RUB 475 million and RUB 642 million for 2017, 2016 and 2015, respectively. Expenses related to discounting of financial instruments include changes in the measurement of the non-current obligation related to put-option granted on non-controlling interests in the amount of RUB 4,062 million (2016: RUB 1,898 million) (Note 6 and Note 11.4).

25.6	Other income and other expenses

Other income is comprised of the following:

	2017	2016	2015
Gain on accounts payable with expired legal term	516	115	222
Gain on royalty and other proceeds associated with disposal of Bluestone	474	121	—
Gain on accounts payable forgiveness and restructuring	447	—	—
Dividends received	0	3	8
Gain on sale of investments in equity securities	2	—	—
Gain on final settlements from subsidiaries’ disposal occurred in previous years	0	194	—
Other income	56	165	112

Total	1,495	598	342

Other expenses are comprised of the following:

	2017	2016	2015
Loss on sales and purchases of foreign currencies	(114)	(130)	(273)
VEB commissions write off	0	(1,411)	—
Provision on non-recoverable advances to pension funds	0	(408)	—
Loss on sale of investments in equity securities	0	(8)	—
Loss from disposal of subsidiaries	0	—	(19)
Other expenses	(106)	(46)	(55)

Total	(220)	(2,003)	(347)

Gain on accounts payable with expired legal term constitutes gain on the write-off of payable amounts that were written-off due to legal liquidation of the creditors or expiration of the statute of limitation.

The upfront fee in the amount of RUB 1,411 million paid in 2014 to VEB for the opening of the credit line was written off in 2016 due to uncertainty in further financing.